Share-based Issuances (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation	$ 799,677	$ 698,486
Share-based compensation expense	$ 1,447,278
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted	200,200
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted	37,500
Fair value of vested shares over the service	$ 45,981
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	5,422,099		4,472,099
Warrants remaining contractual life	2 years 8 months 8 days